SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (2,670,322)	$ (1,301,864)	$ (8,795,419)	$ (10,283,109)
Weighted-average common shares outstanding, basic			11,634,761	11,994
Weighted-average common shares outstanding, diluted			11,634,761	11,994
Net loss per common share, basic			$ (0.76)	$ (857.35)
Net loss per common share, diluted			$ (0.76)	$ (857.35)
Common Class A [Member]
Weighted-average common shares outstanding, basic	28,461,277	5,994,704
Weighted-average common shares outstanding, diluted	28,461,277	5,994,704
Net loss per common share, basic	$ (0.09)	$ (0.22)
Net loss per common share, diluted	$ (0.09)	$ (0.22)
Common Class B [Member]
Weighted-average common shares outstanding, basic	1,716,860	1,144,573
Weighted-average common shares outstanding, diluted	1,716,860	1,144,573
Net loss per common share, basic	$ (1.56)	$ (1.14)
Net loss per common share, diluted	$ (1.56)	$ (1.14)